[INVESCO ICON] INVESCO|INVESCO Funds Group, Inc.(R)
                                        |4350 South Monaco Street
                                        |Denver, Colorado 80237
                                        |
                                        |INVESCO Distributors, Inc., Distributor

November 30, 2001



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO Stock Funds, Inc.
      1933 Act No. 002-26125
      1940 Act No. 811-1474
      CIK No. 0000035692


Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Stock Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Investor Class, Institutional Class, Class C and Class K Prospectuses and its Statement of Additional Information for filing under Rule 497(j) do not differ from that contained in the Post-Effective Amendment No. 64 under the 1933 Act and Amendment No. 38 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on November 21, 2001. This Post-Effective Amendment is effective today.

If you have any questions or comments, please contact Kim Springer at 720-624-6671 or the undersigned at 720-624-6243.

Sincerely,



/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel